EQUITY (Summary of Restricted Stock Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EQUITY [Abstract]
Number of RSUs, Non-vested at January 1, 2013	10,272
Number of RSUs, Granted	65,862
Number of RSUs, Vested	10,272
Number of RSUs, Forfeited
Number of RSUs, Non-vested at December 31	65,862	10,272
Fair value at grant date, Non-vested at January 1, 2013	$ 10.71
Fair value at grant date, RSU Granted	$ 7.12	$ 11.15	$ 9.16
Fair value at grant date, Vested	$ 10.71
Fair value at grant date, Forfeited
Fair value at grant date, Non-vested at December 31	$ 7.12	$ 10.71
Total fair value RSU vested	$ 110